Note 6 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Charges [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2012	2013
Balance, beginning of year	697,951	318,578
Amortization of loan arrangement fees	(135,981)	(145,825)
Deferred offering expenses	-	165,678
Deferred offering expenses reclassified to paid-in capital	(243,392)	-
Balance, end of year	318,578	338,431